Property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Property, plant and equipment, net
Property, plant and equipment, net

10.Property, plant and equipment, net

	2021		2020	2019

Acquisition cost	Ps.	1,231,794	905,840	305,874
Accumulated depreciation		(162,302)	(114,713)	(98,524)

	Ps.	1,069,492	791,127	207,350

	As of				As of
	January 01,				December 31,
Acquisition cost:	2019		Additions	Disposals	2019

Land	Ps.	—	47,124	—	47,124
Molds		37,515	3,754	—	41,269
Vehicles		1,602	—	—	1,602
Computers and equipment		59,640	7,183	—	66,823
Leasehold improvements		24,492	5,390	—	29,882
Construction in progress		—	119,174	—	119,174

	Ps.	123,249	182,625	—	305,874

	As of				As of
	January 01,		Depreciation		December 31,
Accumulated depreciation:	2019		Additions	Disposals	2019

Molds	Ps.	(22,963)	(2,685)	—	(25,648)
Vehicles		(1,446)	(59)	—	(1,505)
Computers and equipment		(36,500)	(11,503)	—	(48,003)
Leasehold improvements		(19,368)	(4,000)	—	(23,368)

	Ps.	(80,277)	(18,247)	—	(98,524)

	As of				As of
	December 31,				January 03,
Acquisition cost:	2019		Additions	Disposals	2021

Land	Ps.	47,124	2,132	—	49,256
Molds		41,269	85,049	(22)	126,296
Vehicles		1,602	28,740	(17,235)	13,107
Computers and equipment		66,823	3,273	(2,056)	68,040
Leasehold improvements		29,882	4,426	—	34,308
Buildings		—	326,644	—	326,644
Construction in progress		119,174	169,015	—	288,189

	Ps.	305,874	619,279	(19,313)	905,840

	As of				As of
	December 31,		Depreciation		January 03,
Accumulated depreciation:	2019		Additions	Disposals	2021

Molds	Ps.	(25,648)	(3,636)	—	(29,284)
Vehicles		(1,505)	(633)	—	(2,138)
Computers and equipment		(48,003)	(9,837)	1,043	(56,797)
Leasehold improvements		(23,368)	(1,856)	—	(25,224)
Buildings		—	(1,270)	—	(1,270)

	Ps.	(98,524)	(17,232)	1,043	(114,713)

	As of						As of
	January 03,		Acquisition of				December 31,
Acquisition cost:	2021		subsidiaries	Additions	Disposals	Transferred	2021

Land	Ps.	49,256	—	—	—	—	49,256
Molds		126,296	—	82,457	(2,334)	63,729	270,148
Vehicles		13,107	—	6,046	(1,439)	—	17,714
Computers and equipment		68,040	13,473	709	(19,764)	18,521	80,979
Leasehold improvements		34,308	539	119	(831)	3,980	38,115
Buildings		326,644	—	—	—	351,654	678,298
Construction in progress		288,189	—	246,979	—	(437,884)	97,284

	Ps.	905,840	14,012	336,310	(24,368)	—	1,231,794

	As of				As of
	January 03,		Depreciation		December 31,
Accumulated depreciation:	2021		expense	Disposals	2021

Molds	Ps.	(29,284)	(20,236)	759	(48,761)
Vehicles		(2,138)	(3,162)	17	(5,283)
Computers and equipment		(56,797)	(9,374)	11,983	(54,188)
Leasehold improvements		(25,224)	(4,915)	203	(29,936)
Buildings		(1,270)	(22,864)	—	(24,134)

	Ps.	(114,713)	(60,551)	12,962	(162,302)

Depreciation expense is included in administrative expenses line in the consolidated and combined statement of profit or loss and other comprehensive income. No impairment losses have been determined.

During August 2019, the Group began to build a distribution center, which was completed in the first quarter of 2021. As of December 31, 2021, January 3, 2021, and December 31, 2019, the total payments related to this construction amounted Ps. 397,000 Ps. 508,958, and Ps. 165,000, respectively. The total investment amounted to Ps. 1,070,958.

For the periods of 2020 and 2019, the Group capitalized borrowing costs in the amount of Ps. 33,460 and Ps. 9,284, respectively, directly related to the distribution center that was under construction. In 2021 the Group didn´t capitalized borrowing costs related to the distribution center that was under construction.